As filed with the Securities and Exchange Commission on July 16, 2020.

1933 Act File No. 33-65572

1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933☐

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 182

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940☐

Amendment No. 183

USAA MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

15935 La Cantera Parkway, San Antonio, TX 78256

(Address of Principal Executive Offices) (Zip Code)

(216) 898-2526

Registrant's Telephone Number, including Area Code

Erin G. Wagner, Secretary

USAA MUTUAL FUNDS TRUST

15935 La Cantera Parkway

San Antonio, TX 78256

(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

Ximmediately upon filing pursuant to paragraph(b) □ on (date), pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)

□ 75 days after filing pursuant to paragraph (a)(2)
□ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

□This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio, and state of Texas, on the 16th day of July, 2020.

USAA MUTUAL FUNDS TRUST

By: *

Christopher K. Dryer

President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)

*Christopher K. Dryer	President	July 16, 2020
(Principal Executive Officer)
*	Treasurer (Principal Financial and Accounting Officer)	July 16, 2020
James K. De Vries
*	Chairman of the Board of Trustees	July 16, 2020
Daniel S. McNamara
*	Trustee	July 16, 2020
David C. Brown
*	Trustee	July 16, 2020
Robert L. Mason
*	Trustee	July 16, 2020
Dawn M. Hawley
*	Trustee	July 16, 2020
Jefferson C. Boyce
*	Trustee	July 16, 2020
Paul L. McNamara
*	Trustee	July 16, 2020
Richard Y. Newton III
*	Trustee	July 16, 2020
Barbara B. Ostdiek
*	Trustee	July 16, 2020
Michael F. Reimherr
*	Trustee	July 16, 2020
John C. Walters
*By : Erin G. Wagner

*Erin G. Wagner, under the Powers of Attorney dated June 13, 2019, July 10, 2019, and September 25, 2019, incorporated herein and filed under Post-Effective Amendment Nos. 166, 168, and 171 with the Securities and Exchange Commission on July 1, 2019, July 29, 2019, and September 27, 2019.

EXHIBIT INDEX

101. INS	XBRL Instance Document

101.SCH XBRL Taxonomy Extension Schema

101.DEF XBRL Taxonomy Extension Definition Linkbase 101.LAB XBRL Taxonomy Extension Label Linkbase
101.PRE XBRL Taxonomy Extension Presentation Linkbase 101.CAL XBRL Taxonomy Extension Calculation Linkbase

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